Other payables	9 Months Ended
Sep. 30, 2024
Other Liabilities Disclosure [Abstract]
Other payables
11.	Other payables:

(a)	Lender warrants:

	September 30, 2024	December 31, 2023
Lender warrants	$—	$—
On December 31, 2020, as consideration for providing a credit and security agreement (the “Oxford Credit Facility”), the Company issued 51,307 common share purchase warrants to Oxford Finance LLC, each exercisable for one Common Share at an exercise price of C$11.20 per Common Share, expiring on December 31, 2025 (the “Oxford Warrants”).
As the exercise price is denoted in a different currency than the Company’s functional currency, the Oxford Warrants are recorded as a financial liability on the condensed interim consolidated balance sheets. As at September 30, 2024, the value of the Oxford Warrants was nil
(December 31, 2023 –
nil
).
The change in fair value of the Oxford Warrants during the three and nine months ended September 30, 2024 was nil and nil, respectively (three and nine months ended September 30, 2023 – decrease of nil and $6,567, respectively) and was recorded in corporate, general and administrative expenses.

Under the terms of the Arrangement Agreement, each Oxford Warrant (whether vested or unvested) outstanding immediately prior to the closing time of the Neuronetics Transaction (the “Effective Time”) will be, and will be deemed to be, surrendered for cancellation and transferred to the Company in consideration for the issuance by the Company of that number of Common Shares (‘‘Net Warrant Surrender Shares’’), if any, equal to, rounded down to the nearest whole share: (i) the number of Common Shares subject to such Oxford Warrant immediately prior to the Effective Time minus (ii) the number of Common Shares that, when multiplied by the closing price of a Common Share on the OTCQB Market on the trading day immediately preceding the Effective Time, is equal to the aggregate exercise price of such Oxford Warrant (and in the event that such number of Common Shares is negative, it will be deemed to be zero), and the holder of the Oxford Warrant will be and will be deemed to be the holder of such number of Net Warrant Surrender Shares.

(b)	Deferred share units:

	September 30, 2024	December 31, 2023
Deferred share units	$43,460	$376,565
On May 6, 2021, the Company adopted a deferred share unit plan (the “DSU Plan”) for non-employee
directors (each, a
“Non-Employee
Director”). Each
Non-Employee
Director is required to take at least 50% of their annual retainer (other than annual committee chair retainers) in deferred share units (“DSUs”) and may elect to take additional amounts in the form of DSUs. Discretionary DSUs may also be granted to
Non-Employee
Directors under the DSU Plan. The DSUs granted vest immediately.
Following a
Non-Employee
Director ceasing to hold all positions with the Company, the
Non-Employee
Director will receive a payment in cash equal to the fair market value of the Common Shares represented by the
Non-Employee
Director’s DSUs generally within
ten
days
of the
Non-Employee
Director’s elected redemption date.
As the DSUs are cash-settled, the DSUs are recorded as cash-settled share-based payments and a financial liability has been recognized on the condensed interim consolidated balance sheets. During the three and nine months ended September 30, 2024, nil and 2,588,746 DSUs were granted, respectively (three and nine months ended September 30, 2023 – 469,384 and 874,601, respectively). As at September 30, 2024, the value of the financial liability attributable to the DSUs was $43,460 (December 31, 2023 – $376,565). For

the three and nine months ended September 30, 2024, the Company recognized a recovery of $306,856 and $333,105, respectively (three and nine months ended September 30, 2023 – recovery of $151,084 and $273,938, respectively) in corporate, general and administrative expenses related to the DSUs.
In accordance with the Arrangement Agreement, each DSU, whether vested or unvested, outstanding immediately prior to the Effective Time will be deemed to be unconditionally fully vested, and thereafter such DSU will, without any further action by or on behalf of the holder of such DSU, be deemed to be assigned and transferred by such holder to the Company and will immediately be cancelled in exchange for: (i) if the closing price of a Common Share on the OTCQB Market on the trading day immediately preceding the Effective Time (the “Effective Date Market Price”’) is less than or equal to $0.0846
(the ‘‘Minimum Price’’), a cash payment equal to the Effective Date Market Price; and (ii) if the Effective Date Market Price is greater than the Minimum Price, at the election of Neuronetics, either (A) a cash payment equal to the Effective Date Market Price, or (B) such number of shares of common stock of Neuronetics (“Neuronetics Shares”) equal to the Effective Date Market Price divided by the closing price of a Neuronetics Share on Nasdaq on the trading day immediately preceding the Effective Date, less any applicable withholdings.

(c)	Performance share units:

	September 30, 2024	December 31, 2023
Performance share units	$—	$1,047
On May 6, 2021, the Company’s Equity Incentive Plan was amended and restated to permit the Company to grant performance share units (“PSUs”) and restricted share units (“RSUs”), in addition to stock options. Under the Equity Incentive Plan, the Company pays equity instruments of the Company, or a cash payment equal to the fair market value thereof, as consideration in exchange for employee and similar services provided to the Company. The Equity Incentive Plan is open to employees, directors, officers and consultants of the Company and its affiliates; however,
Non-Employee
Directors are not entitled to receive grants of PSUs.

On August 5, 2021, 38,647 PSUs were granted under the Equity Incentive Plan. The performance period in respect of this award was August 5, 2021 to December 31, 2023. The PSUs vested on December 31, 2023 (the “Vesting Date”). Pursuant to the grant agreement, upon satisfaction of the performance vesting conditions, the PSUs were settled in cash.
The Company finalized that 3,865 PSUs vested on the Vesting Date.
As at September 30, 2024, the value of the financial liability attributable to the PSUs is nil (December 31, 2023 – $1,047).
As at September 30, 2024, the Company has not issued any RSUs under the Equity Incentive Plan (December 31, 2023 – nil).
The change in fair value of the PSUs during the three and nine months ended September 30, 2024 was a decrease of nil and $1,047, respectively (three and nine months ended September 30, 2023 – a decrease of $1,507 and $43,748, respectively) and was recorded in corporate, general and administrative expenses.

(d)	Device contract termination:

	September 30, 2024	December 31, 2023
Device contract termination	$—	$3,750,000
On August 21, 2023, the Company entered into a settlement and mutual release agreement with a TMS device manufacturer for the termination of TMS device contracts. In accordance with the terms of the settlement, the Company recognized an amount payable of $6,600,000, due in equal instalments over 44 weeks. As a result of the settlement and mutual release agreement, the Company recognised a gain on extinguishment of liabilities totalling $2,030,635, offset by a loss on impairment of right-of-use
assets totalling $5,211,751 resulting in a net loss on device contract termination of $3,181,116. Pursuant to the terms of the mutual release, in the event of default, interest will accrue at a rate of 6% per annum on any unpaid portion. During the three and nine months ended September 30, 2024, a loss of nil and nil, respectively on the settlement was recognized in the condensed interim consolidated statements of net loss and comprehensive loss, respectively (three and nine months ended September 30, 2023 – $3,181,116 and $3,181,116, respectively).

(e)	Klein Note settlement:

	September 30, 2024	December 31, 2023

Klein Note settlement	$—	$1,603,169
On July 14, 2022, in connection with the Success TMS Acquisition, the Company assumed the obligation of Success TMS to repay a promissory note (the “Klein Note”) to Benjamin Klein, who was a significant shareholder of the Company, totalling $2,090,264.
On November 20, 2023, the Company entered into a settlement agreement in respect of the Klein Note. In accordance with the terms of the settlement, the Company was required to make payments totalling $2,228,169, structured as an initial immediate payment of $250,000, weekly payments of $75,000 thereafter up to and until the May 1, 2024 maturity date of the promissory note, upon which the balance owing became due. In accordance with the terms of the settlement, the Klein Note was fully repaid on May 1, 2024.

(f)	PA Settlement Agreement:

	September 30, 2024	December 31, 2023
PA Settlement Agreement	$533,333	$—
On May 24, 2023, Success TMS and its direct and indirect owners, including Benjamin Klein filed a complaint in the Superior Court of the State of Delaware against the Company and certain executive officers of the Company, and subsequently filed a first amended complaint on August 31, 2023 (the “Delaware Complaint”), concerning alleged disputes arising out of the Success TMS Acquisition.
On August 9, 2024, the Company entered into a settlement agreement and release (the “PA Settlement Agreement”) with Benjamin Klein, Success Behavioral Holdings, LLC, Theragroup LLC, Batya Klein (collectively, the “Plaintiffs”) and The Bereke Trust U/T/A dated 2/10/03 to fully settle the Delaware Complaint (the “Settlement”).

Pursuant to the PA Settlement Agreement and in full satisfaction of the claims, the Company has agreed to (i) pay the Plaintiffs a cash settlement amount equal to $800,000, comprised of a $200,000 up-front
payment followed by equal monthly installments of approximately $67,000, (ii) the entry into an assignment and assumption agreement effectively providing for the transfer to Benjamin Klein of the Company’s 12 Treatment Center locations in the State of New Jersey, and (iii) payment of certain payroll taxes owing in the amount of approximately $110,000, plus interest and penalties owing thereon. The Settlement closed on August 15, 2024.
In conjunction with the Settlement, Benjamin Klein relinquished to the Company all of the 11,634,660 Common Shares (the “Klein Shares”) beneficially owned, controlled or directed, directly or indirectly, by Benjamin Klein that were issued in connection with the Success TMS Acquisition in July 2022 (which includes 2,908,665 Common Shares that were held in escrow and were released back to the Company). The Klein Shares were returned to treasury for cancellation.

(g)	Neuronetics Transaction Costs:

	September 30, 2024	December 31, 2023
Neuronetics Transaction Costs	$1,370,602	$—
It has been agreed between the parties to the Arrangement Agreement that certain transaction costs incurred by the Company in connection with the Neuronetics Transaction (the “Neuronetics Transaction Costs”) will be assumed and paid by Neuronetics on closing of the Neuronetics Transaction. The Neuronetics Transaction Costs include, without limitation, fees and expenses of financial advisors, any amount paid to current or purported finders, advisors or dealers, legal advisors, auditors, or other professional consultants, and printing, mailing, transfer agent and depositary and other costs and expenses relating to the special meeting of the Company’s shareholders, required to be called and held in accordance with the Arrangement Agreement. See note 14.
As of September 30, 2024, the Neuronetics Transaction Costs were $1,370,602 (December 31, 2023 – nil).